CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 72,242	$ 101,183
Short-term bank deposits	55,656	15,000
Accounts receivable (net of allowance of $1,035 and $1,047 in 2014 and 2015, respectively)	19,323	30,808
Prepaid expenses and other current assets	14,125	12,164
Total Current Assets	161,346	159,155
Property and equipment, net	12,240	12,180
Intangible assets, net	13,051	16,890
Goodwill	171,755	164,092
Other assets	3,381	3,822
Total Assets	361,773	356,139
Current Liabilities:
Accounts payable	15,079	21,173
Accrued expenses and other liabilities	15,148	26,241
Current maturities of long-term loans and convertible debt	9,697	2,300
Deferred revenues	7,653	7,323
Payment obligation related to acquisitions	7,646	8,587
Total Current Liabilities	55,223	65,624
Long-Term Liabilities:
Convertible debt	$ 29,589	35,752
Payment obligation related to acquisitions		5,058
Other long-term liabilities	$ 3,605	3,708
Total Liabilities	$ 88,417	$ 110,142
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.01 par value - Authorized: 120,000,000 shares; Issued: 69,548,450 and 71,296,156 shares at December 31, 2014 and June 30, 2015, respectively; Outstanding: 69,202,431 and 70,950,137 shares at December 31, 2014 and June 30, 2015, respectively	$ 194	$ 189
Additional paid-in capital	211,955	203,984
Treasury shares at cost (346,019 shares at December 31, 2014 and June 30, 2015)	(1,002)	$ (1,002)
Accumulated other comprehensive income	429
Retained earnings	61,780	$ 42,826
Total Shareholders' Equity	273,356	245,997
Total Liabilities and Shareholders' Equity	$ 361,773	$ 356,139